                            UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Zevenbergen Capital, Inc.
Address: 601 Union Street, #4600
         Seattle, WA  98101

13F File Number:  28-2967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Lisa C. Foley
Title:    Principal
Phone:    206-628-8469
Signature, Place, and Date of Signing:

       Lisa C. Foley      Seattle, Washington     August 9, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   101

Form 13F Information Table Value Total:   $2,237,388



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              001957109    22660   716515 SH       SOLE                   528849            187666
Adelphia Business Solutions    COM              006847107      872    37600 SH       SOLE                    37600
Advanced Radio Telecom         COM              00754U101     2135   146000 SH       SOLE                   146000
Advent Software, Inc.          COM              007974108    11852   183750 SH       SOLE                   162300             21450
Aether Systems, Inc.           COM              00808V105    11798    57550 SH       SOLE                    52400              5150
America Online, Inc.           COM              02364J104      760    14420 SH       SOLE                     9470              4950
American Express Co.           COM              025816109      339     6500 SH       SOLE                     6500
American Tower Corp. CL A      COM              029912201     1467    35200 SH       SOLE                    35200
Amgen, Inc.                    COM              031162100      239     3400 SH       SOLE                     3400
Applied Micro Circuits         COM              03822W109    38875   393675 SH       SOLE                   291700            101975
Avanex Corp.                   COM              05348W109    12659   132550 SH       SOLE                   106600             25950
Biogen, Inc.                   COM              090597105    34411   533500 SH       SOLE                   370900            162600
BlackRock, Inc.                COM              09247X101     1230    42400 SH       SOLE                    42400
Bristol-Myers Squibb           COM              110122108      495     8500 SH       SOLE                     8500
Broadcom Corp.- CL A           COM              111320107    70252   320875 SH       SOLE                   231000             89875
CMGI, Inc.                     COM              125750109      229     5000 SH       SOLE                     5000
Cablevision Systems            COM              12686C109      604     8900 SH       SOLE                     7800              1100
Cisco Systems, Inc.            COM              17275R102    88897  1398580 SH       SOLE                  1001350            397230
Citigroup, Inc.                COM              172967101      256     4250 SH       SOLE                     4250
Clear Channel Comm.            COM              184502102    69626   928344 SH       SOLE                   671546            256798
Colt Telecom Group             COM              196877104    61221   451400 SH       SOLE                   297050            154350
Comcast Corp. - Special        COM              200300200    55807  1377950 SH       SOLE                   997450            380500
Completel Europe N.V.          COM              N21590109     1517   126400 SH       SOLE                   116400             10000
Costco Wholesale Corp.         COM              22160K105     1553    47050 SH       SOLE                    38400              8650
Cox Radio, Inc.                COM              224051102     4418   157800 SH       SOLE                   157800
Critical Path, Inc.            COM              22674V100     7715   132300 SH       SOLE                   124800              7500
Cytyc Corp.                    COM              232946103     3413    63950 SH       SOLE                    62600              1350
E-Tek Dynamics, Inc            COM              269240107    90422   342750 SH       SOLE                   244325             98425
EChapman.com, Inc.             COM              26830Q103       71    10000 SH       SOLE                    10000
Estee Lauder Cos.              COM              518439104    64308  1300800 SH       SOLE                   942150            358650
Exodus Communications          COM              302088109    12147   263700 SH       SOLE                   188800             74900
Extreme Networks, Inc.         COM              30226D106    52792   500400 SH       SOLE                   386450            113950
F5 Networks, Inc.              COM              315616102    10902   199800 SH       SOLE                   175600             24200
Flextronics Intl. Ltd.         COM              Y2573F102     2116    30800 SH       SOLE                    30000               800
General Electric Co.           COM              369604103     2961    55870 SH       SOLE                    49870              6000
Gilead Sciences Inc.           COM              375558103     8172   114900 SH       SOLE                    92400             22500
Global Crossing, LTD           COM              G3921A100     7817   297100 SH       SOLE                   192100            105000
Global Telesystems, Inc.       COM              37936U104      502    41600 SH       SOLE                    38000              3600
Go2net, Inc.                   COM              383486107    14206   282350 SH       SOLE                   228150             54200
Highwoods Properties, Inc.     COM              431284108     1119    46608 SH       SOLE                    46608
Hispanic Broadcasting          COM              43357B104     3889   117400 SH       SOLE                   112400              5000
Hughes Electronics             COM              370442832     3887    44299 SH       SOLE                    39399              4900
Human Genome Sciences          COM              444903108     4081    30600 SH       SOLE                    30100               500
ImClone Systems, Inc.          COM              45245W109    14642   191550 SH       SOLE                   148400             43150
Immunex Corp.                  COM              452528102    67141  1358100 SH       SOLE                   954050            404050
Infospace.com, Inc.            COM              45678T102      680    12300 SH       SOLE                                      12300
Intel Corp.                    COM              458140100      976     7300 SH       SOLE                     3800              3500
Internap Network Services Corp COM              45885A102    33047   796025 SH       SOLE                   607075            188950
JDS Uniphase Corp.             COM              46612J101      228     1900 SH       SOLE                     1900
Juniper Networks, Inc.         COM              48203R104    59608   409500 SH       SOLE                   294600            114900
Kana Communications            COM              483600102    26093   421700 SH       SOLE                   341400             80300
Kroger Co.                     COM              501044101      441    20000 SH       SOLE                    20000
Leap Wireless                  COM              521863100     9369   199350 SH       SOLE                   170575             28775
Legg Mason, Inc.               COM              524901105      429     8578 SH       SOLE                     8578
Liberty Media Group -A         COM              001957208    96979  3999120 SH       SOLE                  2853384           1145736
Lucent Technologies            COM              549463107      207     3500 SH       SOLE                     3000               500
Manulife Financial Corp.       COM              56501R106      304    17069 SH       SOLE                                      17069
Marvell Technology Group Ltd.  COM              G5876H105     3466    60800 SH       SOLE                    57700              3100
Medimmune, Inc.                COM              584699102    61614   832625 SH       SOLE                   591600            241025
Metromedia Fiber Network       COM              591689104    66675  1680000 SH       SOLE                  1186700            493300
Microsoft Corp.                COM              594918104    67286   841071 SH       SOLE                   552247            288824
Minimed, Inc.                  COM              60365K108    31518   267100 SH       SOLE                   201500             65600
Motorola, Inc.                 COM              620076109      244     8400 SH       SOLE                     8400
NTL Incorporated               COM              629407107    19068   318459 SH       SOLE                   222697             95762
Neose Technologies, Inc.       COM              640522108     1683    40000 SH       SOLE                    40000
Newport Corp.                  COM              651824104     1503    14000 SH       SOLE                    14000
News Corp. Ltd.                COM              652487703    21860   401100 SH       SOLE                   261800            139300
Nextel Communications          COM              65332V103    32637   533400 SH       SOLE                   383700            149700
Nextlink Comm.                 COM              65333H707    74769  1970850 SH       SOLE                  1450400            520450
Nokia Corp.-ADR A              COM              654902204    47134   943850 SH       SOLE                   649450            294400
Northern Trust Corp.           COM              665859104    16018   246200 SH       SOLE                   172500             73700
Omnicom Group                  COM              681919106      436     4900 SH       SOLE                     3900              1000
Oracle Corporation             COM              68389X105    66645   792800 SH       SOLE                   576550            216250
Paychex, Inc.                  COM              704326107    31808   757336 SH       SOLE                   548774            208562
Pfizer, Inc.                   COM              717081103    29203   608400 SH       SOLE                   420025            188375
Pharmacopeia, Inc.             COM              71713B104     1642    35400 SH       SOLE                    35400
Phone.com, Inc.                COM              71920Q100     1863    28600 SH       SOLE                    28600
Plexus Corp.                   COM              729132100     6356    56250 SH       SOLE                    56250
Power-One, Inc.                COM              739308104     6916    60700 SH       SOLE                    60700
Qualcomm, Inc.                 COM              747525103    73325  1222086 SH       SOLE                   869900            352186
Qwest Communications           COM              749121109    87823  1767500 SH       SOLE                  1271900            495600
RealNetworks, Inc.             COM              75605L104    41507   820900 SH       SOLE                   595400            225500
Solectron Corp.                COM              834182107    90093  2151484 SH       SOLE                  1538400            613084
Sprint PCS Group               COM              852061506     1142    19200 SH       SOLE                    19200
Starbucks Corp.                COM              855244109      382    10000 SH       SOLE                    10000
Sun Life Financial Svcs.       COM              866796105      298    17653 SH       SOLE                                      17653
Sycamore Networks              COM              871206108    40773   369400 SH       SOLE                   268850            100550
TV Guide, Inc.                 COM              87307Q109     4292   125300 SH       SOLE                   111100             14200
Time Warner Telecom            COM              887319101    21028   326650 SH       SOLE                   289500             37150
Time Warner, Inc.              COM              887315109    33102   435550 SH       SOLE                   327650            107900
Turnstone Systems, Inc.        COM              900423104     2021    12200 SH       SOLE                    12200
U.S. Wireless Corp.            COM              90339C106      569    26600 SH       SOLE                    26600
USA Networks, Inc.             COM              902984103      859    39700 SH       SOLE                    31700              8000
UnitedGlobalCom, Inc.          COM              913247508     1814    38800 SH       SOLE                    34600              4200
Versatel Telecom Intl.         COM              925301103     3010    69800 SH       SOLE                    69500               300
Viasat, Inc.                   COM              92552v100    11756   216700 SH       SOLE                   193400             23300
Vitesse Semiconductor          COM              928497106    24544   333650 SH       SOLE                   253050             80600
Vodafone Group Plc             COM              92857W100     9394   226700 SH       SOLE                   147625             79075
VoiceStream Wireless           COM              928615103    72260   621340 SH       SOLE                   446340            175000
Western Wireless Corp.         COM              95988e204    30686   563050 SH       SOLE                   429000            134050
Zygo Corp.                     COM              989855101     1535    16900 SH       SOLE                    16900